Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2013 Transunion Corp	Dec. 31, 2012 Transunion Corp	Dec. 31, 2011 Transunion Corp	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor
Income Tax Contingency [Line Items]
Balance as of beginning of period	$ 3.2	$ 4.8	$ 4.7	$ 4.8	$ 3.2	$ 3.2	$ 2.1
Additions for tax positions of prior years	0.2					0.2	0.4
Reductions for tax positions of prior years
Additions for tax positions of current year	1.7					1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)					(0.2)	(1.5)
Balance as of December 31	$ 4.9	$ 4.8	$ 4.7	$ 4.8	$ 3.2	$ 4.8	$ 3.2